S000027327 [Member] Annual Fund Operating Expenses - iShares MSCI Europe Financials ETF - iShares MSCI Europe Financials ETF	Jul. 31, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.49%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.